Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	96 Months Ended	132 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000121124_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Real Estate Investment Portfolio
C000121124_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000121124_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,400
C000121124_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,788
C000121124_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,157
C000121124_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,651
C000121124_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,812
C000121124_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,843
C000121124_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,469
C000121124_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,924
C000121124_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,459
C000121124_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,981
C000121124_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US IMI Real Estate 25/50 Linked Index
C000121124_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121124_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,092
C000121124_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,407
C000121124_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,847
C000121124_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,138
C000121124_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,996
C000121124_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,876
C000121124_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,246
C000121124_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,870
C000121124_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,251
C000121124_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,625
C000121124_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000121124_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121124_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000121124_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000121124_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000121124_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000121124_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000121124_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000121124_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000121124_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000121124_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000121124_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000121129_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® International Real Estate Fund
C000121129_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121129_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,194
C000121129_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,187
C000121129_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,176
C000121129_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,966
C000121129_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,223
C000121129_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,036
C000121129_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,395
C000121129_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,784
C000121129_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,861
C000121129_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,450
C000121129_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121129_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121129_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,542
C000121129_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,894
C000121129_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,749
C000121129_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,215
C000121129_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,719
C000121129_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,828
C000121129_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,314
C000121129_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,228
C000121129_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,683
C000121129_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,854
C000121129_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000121129_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121129_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,264
C000121129_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,933
C000121129_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,658
C000121129_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000121129_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,212
C000121129_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,637
C000121129_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,569
C000121129_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,712
C000121129_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,398
C000121129_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,543
C000205046_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205046_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205046_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,977
C000205046_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,210
C000205046_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,459
C000205046_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,239
C000205046_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,892
C000205046_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,977
C000205046_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,489
C000205046_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000205046_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205046_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,809
C000205046_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,486
C000205046_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,237
C000205046_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,013
C000205046_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,052
C000205046_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,454
C000205046_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,490
C000205046_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
C000205046_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205046_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,930
C000205046_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,782
C000205046_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,770
C000205046_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,966
C000205046_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,836
C000205046_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,307
C000205046_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,179
C000121128_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000121128_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000121128_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,788
C000121128_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,676
C000121128_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,550
C000121128_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,227
C000121128_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,400
C000121128_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,882
C000121128_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,339
C000121128_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,792
C000121128_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,809
C000121128_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,278
C000121128_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121128_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121128_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,542
C000121128_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,894
C000121128_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,749
C000121128_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,215
C000121128_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,719
C000121128_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,828
C000121128_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,314
C000121128_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,228
C000121128_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,683
C000121128_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,854
C000121128_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000121128_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121128_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,264
C000121128_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,933
C000121128_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,658
C000121128_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000121128_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,212
C000121128_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,637
C000121128_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,569
C000121128_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,712
C000121128_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,398
C000121128_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,543
C000121130_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000121130_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121130_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,215
C000121130_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,225
C000121130_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,222
C000121130_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,030
C000121130_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,302
C000121130_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,137
C000121130_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,488
C000121130_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,873
C000121130_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,956
C000121130_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,549
C000121130_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121130_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121130_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,542
C000121130_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,894
C000121130_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,749
C000121130_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,215
C000121130_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,719
C000121130_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,828
C000121130_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,314
C000121130_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,228
C000121130_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,683
C000121130_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,854
C000121130_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000121130_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121130_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,264
C000121130_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,933
C000121130_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,658
C000121130_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000121130_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,212
C000121130_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,637
C000121130_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,569
C000121130_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,712
C000121130_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,398
C000121130_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,543
C000121127_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000121127_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121127_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,093
C000121127_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,971
C000121127_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,815
C000121127_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,473
C000121127_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,579
C000121127_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,031
C000121127_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,401
C000121127_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,790
C000121127_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,833
C000121127_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,329
C000121127_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121127_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121127_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,542
C000121127_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,894
C000121127_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,749
C000121127_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,215
C000121127_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,719
C000121127_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,828
C000121127_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,314
C000121127_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,228
C000121127_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,683
C000121127_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,854
C000121127_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000121127_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121127_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,264
C000121127_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,933
C000121127_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,658
C000121127_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000121127_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,212
C000121127_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,637
C000121127_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,569
C000121127_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,712
C000121127_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,398
C000121127_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,543
C000121125_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000121125_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000121125_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,590
C000121125_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,500
C000121125_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,391
C000121125_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,098
C000121125_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,306
C000121125_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,807
C000121125_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,316
C000121125_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,804
C000121125_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,848
C000121125_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,344
C000121125_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121125_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121125_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,542
C000121125_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,894
C000121125_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,749
C000121125_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,215
C000121125_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,719
C000121125_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,828
C000121125_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,314
C000121125_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,228
C000121125_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,683
C000121125_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,854
C000121125_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000121125_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121125_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,264
C000121125_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,933
C000121125_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,658
C000121125_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000121125_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,212
C000121125_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,637
C000121125_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,569
C000121125_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,712
C000121125_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,398
C000121125_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 18,543